Note 11 - Share Capital - Other Equity Instruments Activity (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2021 $ / shares
Restricted share units1 [member]
Statement Line Items [Line Items]
Outstanding, RSU	101,059	24,109
Outstanding, weighted average fair value (in CAD per share)		$ 18.47	$ 17.82	$ 18.44
Granted, RSU	56,425	84,644
Granted, weighted average fair value (in CAD per share)		$ 18.71	16.42
Exercised, RSU	(54,985)	(7,694)
Exercised, weighted average fair value (in CAD per share)		$ 13.79	17.19
Forfeited, RSU	(4,244)
Forfeited, weighted average (in CAD per share)			17.07
Outstanding, RSU	98,255	101,059
Performance share units [member]
Statement Line Items [Line Items]
Outstanding, RSU	231,255	240,765
Outstanding, weighted average fair value (in CAD per share)		$ 17.91	17.78	14.61
Granted, RSU	156,861	87,375
Granted, weighted average fair value (in CAD per share)		$ 20.3	16.42
Exercised, RSU	(57,620)	(90,318)
Exercised, weighted average fair value (in CAD per share)		$ 11.53	13.17
Forfeited, RSU	(43,047)	(6,567)
Forfeited, weighted average (in CAD per share) | (per share)	$ 19.71	$ 16.65
Outstanding, RSU	287,449	231,255
Deferred share units [member]
Statement Line Items [Line Items]
Outstanding, RSU	420,115	469,373
Outstanding, weighted average fair value (in CAD per share)		$ 14.8	14.8	$ 14.15
Granted, RSU	78,474	37,037
Granted, weighted average fair value (in CAD per share)		$ 18.49	$ 14.81
Exercised, RSU		(86,295)
Exercised, weighted average fair value (in CAD per share)		$ 12.84
Outstanding, RSU	498,589	420,115